Operating leases right-of-use assets and lease liabilities - Maturity of Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
2024	$ 3,307
2025	2,836
2026	2,586
2027	2,512
2028	2,241
Thereafter	12,433
Total undiscounted cash flows	25,915
Less: imputed interest	3,308
Present value of operating lease liabilities	22,607
Less: current portion	3,307	$ 3,379
Long-term operating lease liabilities	$ 19,300	$ 20,080